SHORT-TERM DEBTS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								12 Months Ended
	Feb. 05, 2022 $ / floor	Dec. 10, 2021 shares	Jul. 22, 2021 CNY (¥) $ / floor	Jul. 21, 2021 shares	May 31, 2021 CNY (¥) $ / floor	Feb. 17, 2021 $ / shares shares	Feb. 05, 2021 CNY (¥) $ / floor	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jul. 22, 2021 USD ($) $ / shares	May 31, 2021 USD ($) $ / shares	Feb. 05, 2021 USD ($) $ / shares	Jul. 30, 2020 CNY (¥)	Jul. 30, 2020 USD ($)
Short-term Debt [Line Items]
Short-term debt								¥ 33,759		¥ 8,232		$ 5,298
Payment For Convertible Loans										17,261
Fair value change relating to Company's own credit risk on convertible loan										¥ (108)	¥ (955)
Weighted average interest rate								3.97%	3.97%	8.40%
Short-term bank and other borrowings
Short-term Debt [Line Items]
Short-term debt								¥ 5,900		¥ 6,000		926
Interest expense recognized for short-term borrowings								238	$ 37	728
Convertible loan ("CL")
Short-term Debt [Line Items]
Short-term debt								27,859		2,232		$ 4,372
Unrealized gain loss due to change in fair value of convertible loans								9,073	1,424	6,630	¥ 5,296
Interest expense recognized on convertible loans								3,797	596	451
Convertible loan ("CL") | Subsequent events.
Short-term Debt [Line Items]
Floor price | $ / floor	0.10
Borrowings At Interest Rate Of 4.35% [Member] | Short-term bank and other borrowings
Short-term Debt [Line Items]
Short-term debt								¥ 5,900		¥ 6,000
Fixed interest rate								4.35%		4.15%		4.35%
EMC | Convertible loan ("CL")
Short-term Debt [Line Items]
Fixed interest rate																10.00%	10.00%
Debt Instrument, Face Amount																¥ 1,689	$ 265
Number of shares issued upon conversion of loan | shares						54,642
Fair value of convertible loan prior to conversion								¥ 2,283
Conversion price | $ / shares						$ 5.12
Heng Zhang ("HZ"), Jie Wang, Hongyu Wang and Layette Holdings Inc. | Convertible loan ("CL")
Short-term Debt [Line Items]
Fixed interest rate							0.00%								0.00%
Term of loan							1 year
Debt Instrument, Face Amount							¥ 12,745								$ 2,000
Number of shares issued upon conversion of loan | shares				563,800
Fair value of convertible loan prior to conversion							¥ 16,176
Conversion price | $ / shares															$ 15
Percentage of closing bid price in the last reported trade preceding the conversion							82.00%
Percentage of VWAPs (daily dollar volume-weighted average price) during the 10 consecutive trading days							80.00%
Number of consecutive trading days to calculate VWAPs							10
Floor price | $ / floor							1
Ascent Investor Relations Inc. | Subsequent events.
Short-term Debt [Line Items]
Floor price | $ / floor	0.10
Ascent Investor Relations Inc. | Convertible loan ("CL")
Short-term Debt [Line Items]
Fixed interest rate					0.00%									0.00%
Term of loan					1 year
Debt Instrument, Face Amount					¥ 4,479									$ 703
Fair value of convertible loan prior to conversion | $									$ 860
Conversion price | $ / shares														$ 15
Percentage of closing bid price in the last reported trade preceding the conversion					82.00%
Percentage of VWAPs (daily dollar volume-weighted average price) during the 10 consecutive trading days					80.00%
Number of consecutive trading days to calculate VWAPs					10
Floor price | $ / floor					1
Fair value of Convertible outstanding loan								5,481
Certain investors | Convertible loan ("CL")
Short-term Debt [Line Items]
Short-term debt | $													$ 2,740
Fixed interest rate													0.00%
Term of loan			1 year
Debt Instrument, Face Amount | $													$ 3,014
Number of shares issued upon conversion of loan | shares		114,234
Fair value of convertible loan prior to conversion			¥ 1,321
Conversion price | $ / shares													$ 15
Percentage of closing bid price in the last reported trade preceding the conversion			82.00%
Percentage of VWAPs (daily dollar volume-weighted average price) during the 10 consecutive trading days			80.00%
Number of consecutive trading days to calculate VWAPs			10
Floor price | $ / floor			1
Fair value of Convertible outstanding loan								¥ 22,378				$ 3,512